Equity and Debt Investments at Fair Value Through OCI and Other Short/Long-Term Investments (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Financial assets at fair value through other comprehensive income [abstract]
Revenue recognized for financial assets measured at fair value through other comprehensive income		$ 14,856		$ 2,206,671	$ 4,271,250
Dividend income	[1]	2,779,138		4,551,827	6,155,993
Fair value of long term debt instruments designated as measured at fair value through other comprehensive income		13,908,873		14,914,412		$ 686
Unrealized loss on equity and debt investments at fair value, net of deferred taxes (Note 21)		3,485,814	$ 172	(967,609)	(4,707,276)
Equity Investment in KPN [Member]
Financial assets at fair value through other comprehensive income [abstract]
Equity investments at fair value through other comprehensive income (OCI)				33,549,372
Other short term investments				3,523,883
Dividends received		(116,677)
Dividend income				1,867,184	2,459,637
Unrealized loss on equity and debt investments at fair value, net of deferred taxes (Note 21)		3,485,814		(967,609)
Investments Accounted for Using Equity Method in Verizon [Member]
Financial assets at fair value through other comprehensive income [abstract]
Equity investments at fair value through other comprehensive income (OCI)		46,683,687		36,682,372
Dividend income		$ 2,895,815		$ 2,684,643	$ 3,696,356

[1]	Dividend received during 2022, 2023 and 2024 by, Ps. 5,426,370, Ps. 4,590,313, and Ps. 2,779,138 respectively.